Short-term Investments	12 Months Ended
Dec. 31, 2024
Short-term Investments.
Short-term Investments

5.    Short-term Investments

As of December 31, 2023 and 2024, the Group’s short-term investments consisted of wealth management products and structured deposits, which contain a variable interest rate. The following is a summary of short-term investments (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Structured deposits	330,754	2,000
Wealth management products	1,439,068	536,816
Total	1,769,822	538,816

During the years ended December 31, 2022, 2023 and 2024, the Group recorded investment income related to short-term investments of RMB70.4 million, RMB41.7 million and RMB60.5 million in the consolidated statements of operations and comprehensive loss, respectively.